MANAGEMENT'S PLANS TO CONTINUE AS A GOING CONCERN (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Management Plan [Line Items]
Deficit accumulated during the development stage	$ (45,755)	$ (45,265)		$ (39,379)
Cash and Cash Equivalents, at Carrying Value	$ 1,558	$ 2,465	$ 1,403	$ 2,316	$ 3,587
Percentage of Cash and Cash Equivalents in Total Assets	88.00%	92.00%